STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS - PPE (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Top of Range
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Property, plant and equipment useful life	20 years
Buildings | Bottom of Range
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Property, plant and equipment useful life	15 years
Production machinery and equipment | Top of Range
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Property, plant and equipment useful life	7 years
Production machinery and equipment | Bottom of Range
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Property, plant and equipment useful life	5 years
Other assets | Top of Range
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Property, plant and equipment useful life	5 years
Other assets | Bottom of Range
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Property, plant and equipment useful life	3 years